Exhibit 99

Ford Credit Auto Owner Trust 2012-B

Monthly Investor Report

Collection Period Payment Date Transaction Month	April 2012 5/15/2012 1

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months
Original Securities:	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018

Total	$2,039,860,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$8,360,149.14
Principal:
Principal Collections	$48,743,040.98
Prepayments in Full	$60,220,172.38
Liquidation Proceeds	$15,968.66
Recoveries	$0.00

Sub Total	$108,979,182.02

Collections	$117,339,331.16
Purchase Amounts:
Purchase Amounts Related to Principal	$1,603,493.25
Purchase Amounts Related to Interest	$6,246.27

Sub Total	$1,609,739.52
Clean-up Call	$0.00
Reserve Account Draw Amount	$0.00
Available Funds—Total	$118,949,070.68

Ford Credit Auto Owner Trust 2012-B

Monthly Investor Report

Collection Period	April 2012
Payment Date	5/15/2012
Transaction Month	1

III. DISTRIBUTIONS

				Carryover Remaining Available
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$118,949,070.68
Servicing Fee	$1,732,462.28	$1,732,462.28	$0.00	$0.00	$117,216,608.40
Interest—Class A-1 Notes	$77,981.88	$77,981.88	$0.00	$0.00	$117,138,626.52
Interest—Class A-2 Notes	$195,351.67	$195,351.67	$0.00	$0.00	$116,943,274.85
Interest—Class A-3 Notes	$263,200.00	$263,200.00	$0.00	$0.00	$116,680,074.85
Interest—Class A-4 Notes	$98,372.22	$98,372.22	$0.00	$0.00	$116,581,702.63
First Priority Principal Payment	$7,940,400.05	$7,940,400.05	$0.00	$0.00	$108,641,302.58
Interest—Class B Notes	$55,657.39	$55,657.39	$0.00	$0.00	$108,585,645.19
Second Priority Principal Payment	$59,990,000.00	$59,990,000.00	$0.00	$0.00	$48,595,645.19
Interest—Class C Notes	$46,222.22	$46,222.22	$0.00	$0.00	$48,549,422.97
Third Priority Principal Payment	$40,000,000.00	$40,000,000.00	$0.00	$0.00	$8,549,422.97
Interest—Class D Notes	$65,111.11	$65,111.11	$0.00	$0.00	$8,484,311.86
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$8,484,311.86
Regular Principal Payment	$339,969,599.95	$8,484,311.86	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$118,949,070.68

Principal Payment:
First Priority Principal Payment	$7,940,400.05
Second Priority Principal Payment	$59,990,000.00
Third Priority Principal Payment	$40,000,000.00
Regular Principal Payment	$8,484,311.86

Total	$116,414,711.91

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of	Actual	Per $1,000 of	Actual	Per $1,000 of
Original		Original Balance		Original Balance	Balance
Class A-1 Notes	$116,414,711.91	$259.91	$77,981.88	$0.17	$116,492,693.79	$260.08
Class A-2 Notes	$0.00	$0.00	$195,351.67	$0.32	$195,351.67	$0.32
Class A-3 Notes	$0.00	$0.00	$263,200.00	$0.40	$263,200.00	$0.40
Class A-4 Notes	$0.00	$0.00	$98,372.22	$0.56	$98,372.22	$0.56
Class B Notes	$0.00	$0.00	$55,657.39	$0.93	$55,657.39	$0.93
Class C Notes	$0.00	$0.00	$46,222.22	$1.16	$46,222.22	$1.16
Class D Notes	$0.00	$0.00	$65,111.11	$1.63	$65,111.11	$1.63

Total	$116,414,711.91	$57.07	$801,896.49	$0.39	$117,216,608.40	$57.46

Ford Credit Auto Owner Trust 2012-B

Monthly Investor Report

Collection Period	April 2012
Payment Date	5/15/2012
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$447,900,000.00	1.0000000	$331,485,288.09	0.7400877
Class A-2 Notes	$616,900,000.00	1.0000000	$616,900,000.00	1.0000000
Class A-3 Notes	$658,000,000.00	1.0000000	$658,000,000.00	1.0000000
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000

Total	$2,039,860,000.00	1.0000000	$1,923,445,288.09	0.9429300

Pool Information
Weighted Average APR		4.788%		4.769%
Weighted Average Remaining Term		57.96		57.24
Number of Receivables Outstanding		98,738		94,696
Pool Balance		$2,078,954,741.62		$1,968,370,405.39
Adjusted Pool Balance (Pool Balance—YSOC Amount)		$1,999,859,177.32		$1,891,929,599.95
Pool Factor		1.0000000		0.9468077

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$29,525,556.08
Yield Supplement Overcollateralization Amount	$76,440,805.44
Targeted Overcollateralization Amount	$95,571,587.81
Actual Overcollateralization Amount (EOP Pool Balance—EOP Note Balance)	$44,925,117.30

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B

Monthly Investor Report

Collection Period	April 2012
Payment Date	5/15/2012
Transaction Month	1

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	175	$1,660.96
(Recoveries)	0	$0.00

Net Losses for Current Collection Period		$1,660.96
Cumulative Net Losses Last Collection Period		$0.00

Cumulative Net Losses for all Collection Periods		$1,660.96

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.00%

Delinquent Receivables:

	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.35%	357	$6,907,502.25
61-90 Days Delinquent	0.00%	0	$0.00
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00

Total Delinquent Receivables	0.35%	357	$6,907,502.25

Repossession Inventory:
Repossessed in the Current Collection Period		5	$129,714.67
Total Repossessed Inventory		4	$129,714.67

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period	N/A
Preceding Collection Period	N/A
Current Collection Period	0.0010%
Three Month Average	N/A

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period	N/A
Preceding Collection Period	N/A
Current Collection Period	0.0000%
Three Month Average	N/A

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC

/s/ Daniel J. Gardetto

Assistant Treasurer